INVESTMENTS	6 Months Ended
Jun. 30, 2020
INVESTMENTS
INVESTMENTS

14.INVESTMENTS

14.1.Investments breakdown

	June 30,	December 31,
	2020	2019
Investments in associates and joint ventures	132,625	140,934
Goodwill	166,819	161,464
Other investments evaluated at fair value through other comprehensive income	25,976	20,048
	325,420	322,446

14.2.Investments in associates and joint ventures

Information of joint ventures as of		Company participation
June 30,
2020		In equity		In the income of the period
	Participation
	equity	June 30,	December 31,	June 30,	June 30,
	(%)	2020	2019	2020	2019
Associate
Ensyn Corporation	25.30%	2,995	21,437	(13,086)
Spinnova Oy	24.06%	84,002	86,969	(2,966)	(541)
		86,997	108,406	(16,052)	(541)

Joint ventures
Ibema Companhia Brasileira de Papel		40,139	28,487	11,651	6,175
F&E Technologies LLC		5,489	4,041	1,449	(65)
		45,628	32,528	13,100	6,110
		132,625	140,934	(2,952)	5,569